                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated January 24, 2003
         to the Statement of Additional Information dated July 29, 2002

The following information replaces in its entirety the third paragraph appearing under the heading "INVESTMENT TECHNIQUES - DELAYED DELIVERY TRANSACTIONS" in the Statement of Additional Information:

         "The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement."

The following information is added after the sixth paragraph appearing under the heading "NON-FUNDAMENTAL RESTRICTIONS" in the Statement of Additional
Information:

         "(8) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."


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The following information replaces in its entirety the information appearing under the heading "DIRECTORS AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:


                                   DIRECTOR
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5           OTHER DIRECTORSHIP(S) HELD
         COMPANY                    SINCE                           YEARS                                  BY DIRECTOR
 -------------------------        ---------         --------------------------------------          --------------------------


INTERESTED PERSONS

Robert H. Graham* --  1946            1977     Director and Chairman, A I M Management Group        None
Director, Chairman and President               Inc. (financial services holding company); and
                                               Director and Vice Chairman, AMVESCAP PLC
                                               (parent of AIM and a global investment
                                               management firm); formerly, President and
                                               Chief Executive Officer, A I M Management
                                               Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered
                                               investment advisor); Director and Chairman,
                                               A I M Capital Management, Inc. (registered
                                               investment advisor), A I M Distributors,
                                               Inc. (registered broker dealer), A I M Fund
                                               Services, Inc., (registered transfer agent),
                                               and Fund Management Company (registered
                                               broker dealer)

Mark H. Williamson** -- 1951          2003     Director, President and Chief Executive              Director, Chairman,
Director                                       Officer, A I M Management Group Inc.                 President and Chief
                                               (financial services holding company);                Executive Officer, INVESCO
                                               Director, Chairman and President, A I M              Bond Funds, Inc., INVESCO
                                               Advisors, Inc. (registered investment                Combination Stock & Bond
                                               advisor); Director, A I M Capital Management,        Funds, Inc., INVESCO
                                               Inc. (registered investment advisor) and A I M       Counselor Series Funds,
                                               Distributors, Inc. (registered broker dealer),       Inc., INVESCO International
                                               Director and Chairman, A I M Fund Services,          Funds, Inc., INVESCO Manager
                                               Inc., (registered transfer agent), and Fund          Series Funds, Inc., INVESCO
                                               Management Company (registered broker dealer);       Money Market Funds, Inc.,
                                               and Chief Executive Officer, AMVESCAP PLC -          INVESCO Sector Funds, Inc.,
                                               AIM Division (parent of AIM and a global             INVESCO Stock Funds, Inc.,
                                               investment management firm); formerly, Chief         INVESCO Treasurer's Series
                                               Executive Officer, INVESCO Funds Group, Inc.         Funds, Inc. and INVESCO
                                                                                                    Variable Investment Funds,
                                                                                                    Inc."


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*        Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

** Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.